Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 9.8%
Entertainment 2.7%
Endeavor Group Holdings, Inc., Class A(a)	263,404	5,336,565
Take-Two Interactive Software, Inc.(a)	150,194	16,371,146
Walt Disney Co. (The)(a)	112,004	10,565,337
Total		32,273,048
Interactive Media & Services 4.5%
Alphabet, Inc., Class A(a)	225,986	21,615,561
Alphabet, Inc., Class C(a)	205,588	19,767,286
Match Group, Inc.(a)	113,909	5,439,155
Meta Platforms, Inc., Class A(a)	62,492	8,478,915
Total		55,300,917
Media 0.7%
Comcast Corp., Class A	285,116	8,362,452
Wireless Telecommunication Services 1.9%
T-Mobile US, Inc.(a)	173,570	23,287,887
Total Communication Services		119,224,304
Consumer Discretionary 8.1%
Automobiles 1.2%
Tesla, Inc.(a)	55,188	14,638,617
Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp.	33,523	7,735,097
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.(a)	480,180	54,260,340
Specialty Retail 1.2%
Lowe’s Companies, Inc.	30,489	5,726,139
TJX Companies, Inc. (The)	139,943	8,693,259
Total		14,419,398
Textiles, Apparel & Luxury Goods 0.6%
Tapestry, Inc.	278,127	7,907,151
Total Consumer Discretionary		98,960,603
Consumer Staples 7.3%
Beverages 0.7%
Monster Beverage Corp.(a)	100,017	8,697,478
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 3.7%
Sysco Corp.	223,659	15,814,928
Walmart, Inc.	227,163	29,463,041
Total		45,277,969
Food Products 1.5%
Mondelez International, Inc., Class A	338,894	18,581,558
Household Products 1.0%
Procter & Gamble Co. (The)	95,136	12,010,920
Personal Products 0.4%
Coty, Inc., Class A(a)	637,698	4,030,252
Total Consumer Staples		88,598,177
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Canadian Natural Resources Ltd.	274,285	12,773,452
Chevron Corp.	193,965	27,866,952
EOG Resources, Inc.	148,814	16,626,988
Total		57,267,392
Total Energy		57,267,392
Financials 11.7%
Banks 4.8%
Bank of America Corp.	692,371	20,909,604
JPMorgan Chase & Co.	110,636	11,561,462
Wells Fargo & Co.	635,133	25,545,049
Total		58,016,115
Capital Markets 3.1%
BlackRock, Inc.	16,132	8,877,117
MSCI, Inc.	21,959	9,262,087
State Street Corp.	322,571	19,615,542
Total		37,754,746
Consumer Finance 0.1%
American Express Co.	9,481	1,279,082
Diversified Financial Services 2.9%
Berkshire Hathaway, Inc., Class B(a)	135,050	36,061,051
Columbia Variable Portfolio – Contrarian Core Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.8%
Aon PLC, Class A	36,752	9,844,758
Total Financials		142,955,752
Health Care 16.2%
Biotechnology 2.8%
BioMarin Pharmaceutical, Inc.(a)	119,404	10,121,877
Horizon Therapeutics PLC(a)	70,149	4,341,522
Vertex Pharmaceuticals, Inc.(a)	67,745	19,614,887
Total		34,078,286
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	166,770	16,136,665
Baxter International, Inc.	130,544	7,031,100
Boston Scientific Corp.(a)	308,181	11,935,850
Total		35,103,615
Health Care Providers & Services 3.3%
CVS Health Corp.	234,510	22,365,219
Elevance Health, Inc.	40,556	18,422,157
Total		40,787,376
Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.(a)	47,204	8,550,532
Thermo Fisher Scientific, Inc.	17,246	8,746,999
Total		17,297,531
Pharmaceuticals 5.8%
Eli Lilly & Co.	82,949	26,821,559
Johnson & Johnson	265,426	43,359,992
Total		70,181,551
Total Health Care		197,448,359
Industrials 7.0%
Aerospace & Defense 1.8%
Raytheon Technologies Corp.	278,862	22,827,643
Airlines 0.7%
Southwest Airlines Co.(a)	267,128	8,238,228
Industrial Conglomerates 1.8%
General Electric Co.	176,498	10,926,991
Honeywell International, Inc.	64,870	10,831,344
Total		21,758,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.7%
Uber Technologies, Inc.(a)	676,682	17,932,073
Union Pacific Corp.	75,698	14,747,484
Total		32,679,557
Total Industrials		85,503,763
Information Technology 27.3%
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	99,263	10,954,665
IT Services 5.5%
Fidelity National Information Services, Inc.	128,497	9,710,518
Global Payments, Inc.	86,001	9,292,408
International Business Machines Corp.	42,026	4,993,109
MasterCard, Inc., Class A	62,312	17,717,794
PayPal Holdings, Inc.(a)	101,429	8,729,994
Visa, Inc., Class A	92,489	16,430,671
Total		66,874,494
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.(a)	79,886	5,061,577
Lam Research Corp.	21,244	7,775,304
Marvell Technology, Inc.	57,845	2,482,129
Microchip Technology, Inc.	80,116	4,889,479
NVIDIA Corp.	72,650	8,818,984
Total		29,027,473
Software 12.0%
Adobe, Inc.(a)	74,835	20,594,592
Intuit, Inc.	55,677	21,564,816
Microsoft Corp.	348,173	81,089,492
Palo Alto Networks, Inc.(a)	79,674	13,049,804
Salesforce, Inc.(a)	71,800	10,327,712
Total		146,626,416
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	576,320	79,647,424
Total Information Technology		333,130,472

2	Columbia Variable Portfolio – Contrarian Core Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.7%
Chemicals 2.7%
Corteva, Inc.	188,690	10,783,634
Ecolab, Inc.	62,410	9,013,252
International Flavors & Fragrances, Inc.	146,556	13,311,681
Total		33,108,567
Total Materials		33,108,567
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
American Tower Corp.	80,045	17,185,662
Total Real Estate		17,185,662
Utilities 2.8%
Electric Utilities 1.6%
American Electric Power Co., Inc.	222,283	19,216,366
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.2%
Public Service Enterprise Group, Inc.	250,779	14,101,303
Total Utilities		33,317,669
Total Common Stocks (Cost $1,146,801,968)		1,206,700,720

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	20,756,397	20,746,019
Total Money Market Funds (Cost $20,746,019)		20,746,019
Total Investments in Securities (Cost: $1,167,547,987)		1,227,446,739
Other Assets & Liabilities, Net		(8,419,642)
Net Assets		1,219,027,097

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	12,885,067	214,288,897	(206,427,945)	—	20,746,019	(9,983)	253,030	20,756,397
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Contrarian Core Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7002_12_A01_(11/22)